Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Federal tax rates	21.00%	21.00%	21.00%
Interest and penalties	$ 0	$ 0
State [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforward	865
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforward	$ 566